REVENUES (Schedule of Significant Changes in Deferred Revenue) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 5,193
New performance obligations	8,934
Reclassification to revenue as a result of satisfying performance obligations	(7,770)
Balance, end of the period	$ 6,357